Document and Entity Information	9 Months Ended
Sep. 30, 2023
Document and Entity Information
Document Type	S-1/A
Entity Registrant Name	Agile Therapeutics, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001261249
Amendment Flag	false